Schedule II Valuation and Qualifying Accounts (FY)	12 Months Ended
Dec. 31, 2019
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
CLECO	SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE AT END OF PERIOD (1)
Allowance for Uncollectible Accounts
Year Ended Dec. 31, 2019	$814	$2,323	$132	$3,005
Year Ended Dec. 31, 2018	$1,457	$977	$1,620	$814
Year Ended Dec. 31, 2017	$7,199	$4,179	$9,921	$1,457

(1) Deducted in the consolidated balance sheet

(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE AT END OF PERIOD (1)
Unrestricted Storm Reserve
Year Ended Dec. 31, 2019	$3,672	$4,000	$6,572	$1,100
Year Ended Dec. 31, 2018	$4,186	$—	$514	$3,672
Year Ended Dec. 31, 2017	$2,607	$4,000	$2,421	$4,186
Restricted Storm Reserve
Year Ended Dec. 31, 2019	$15,485	$800	$4,000	$12,285
Year Ended Dec. 31, 2018	$14,469	$1,016	$—	$15,485
Year Ended Dec. 31, 2017	$17,385	$1,084	$4,000	$14,469

(1) Included in the consolidated balance sheet

CLECO POWER	SCHEDULE II
VALUATION AND QUALIFYING ACCOUNTS
(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE AT END OF PERIOD (1)
Allowance for Uncollectible Accounts
Year Ended Dec. 31, 2019	$814	$2,323	$132	$3,005
Year Ended Dec. 31, 2018	$1,457	$977	$1,620	$814
Year Ended Dec. 31, 2017	$7,199	$4,179	$9,921	$1,457

(1) Deducted in the consolidated balance sheet

(THOUSANDS)	BALANCE AT BEGINNING OF PERIOD	ADDITIONS	DEDUCTIONS	BALANCE AT END OF PERIOD (1)
Unrestricted Storm Reserve
Year Ended Dec. 31, 2019	$3,672	$4,000	$6,572	$1,100
Year Ended Dec. 31, 2018	$4,186	$—	$514	$3,672
Year Ended Dec. 31, 2017	$2,607	$4,000	$2,421	$4,186
Restricted Storm Reserve
Year Ended Dec. 31, 2019	$15,485	$800	$4,000	$12,285
Year Ended Dec. 31, 2018	$14,469	$1,016	$—	$15,485
Year Ended Dec. 31, 2017	$17,385	$1,084	$4,000	$14,469

(1) Included in the consolidated balance sheet